INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX (Tables)
Schedule of effective income tax rate
	Three months ended March 31,
	2021	2020

Loss before income taxes	$(35,214)	$(212,107)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(5,810)	(34,998)
Tax effect of non-deductible items	4,162	2,950
Tax effect of non-taxable items	(1)	(1)
Net operating loss	1,649	32,049
Income tax expense	$-	$-

	Years ended December 31,
	2020	2019

Loss before income taxes	$(907,225)	$(598,941)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(149,692)	(98,825)
Tax effect of non-deductible items	5,313	1,171
Tax effect of non-taxable items	(3,769)	(2,890)
Net operating loss	148,148	100,544
Income tax expense	$-	$-

Schedule of deferred tax assets and liabilities
	March 31, 2021	December 31, 2020

Deferred tax assets:
Net operating loss carryforwards	$149,797	$148,148
Less: valuation allowance	(149,797)	(148,148)
Deferred tax assets, net	$-	$-

	As of December 31,
	2020	2019

Deferred tax assets:
Net operating loss carryforwards
- United States	$-	$-
- Hong Kong	148,148	100,544

	148,148	100,544
Less: valuation allowance	(148,148)	(100,544)
Deferred tax assets, net	$-	$-